PRINCIPAL ACCOUNTING POLICIES - Group's advances from customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Opening balance	¥ 49,515	¥ 26,251	¥ 15,357
Increase, net	44,407	23,264	10,894
Closing balance	93,922	49,515	26,251
Revenue recognized from opening balance	¥ 49,515	¥ 26,251	¥ 15,357